Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Schedule of significant segment expenses

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$ Note 2 (e)
Revenues	74,568	52,717	35,142	4,814
Less:				—
Cost of revenues	(62,621)	(38,514)	(12,840)	(1,759)
Sales and marketing expenses (1)	(27,154)	(21,619)	(18,907)	(2,590)
General and administrative expenses (1)	(48,346)	(24,869)	(13,796)	(1,890)
Research and development expenses (1)	(13,445)	(2,498)	(2,269)	(311)
Share-based compensation (expenses)/reversal	(4,534)	6,884	—	—
Interest (expenses)/income, net	(24,138)	(4,470)	112	15
Other segment items (2)	(90,887)	(48,885)	(2,218)	(303)
Net loss	(196,557)	(81,254)	(14,776)	(2,024)

(1) Exclusive of share-based compensation expenses.

(2) Other segment items included impairment loss of long-term investment, impairment loss of long-lived assets including property, equipment and software and intangible assets, loss from disposal of subsidiaries, other expense/(income) and income tax expense/(benefit).